Trade Payables and Other Liabilities - Summary of Accrued Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Data-center-related costs	€ 36,805	€ 18,752	€ 11,788
Personnel and related costs	13,273	12,261	11,709
Professional services	2,486	1,871	2,246
Customer implementation and related costs	4,492	3,081	3,346
Financing-related costs	17,909	17,498	13,454
Other	3,805	3,580	3,560
Accrued expenses	€ 78,770	€ 57,043	€ 46,103